DIVIDENDS AND INTEREST RECEIVABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 721,683	R$ 871,558
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	287,671	441,138
Lajeado Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	102,544	114,242
Belo Monte Transmissora de Energia S. A. - BMTE
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	58,222	48,386
Gois Transmisso S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	56,882	43,654
Interligao Eltrica do Madeira S.A. - IE Madeira
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	49,696	42,718
Transenergia So Paulo S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	22,088	19,813
CEB Lajeado S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	14,824	17,605
Mata de Santa Genebra Transmisso S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	11,480	13,782
Paulista Lajeado Energia S.A.
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	16,361	5,626
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	13,845	12,525
Others
Dividends and Interests Receivables
Dividends and interest on equity investments, net of Income Tax	R$ 88,071	R$ 112,069